Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 100,000	₩ 0
Short-term borrowings from SK Securities Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.62%
Maturity	Oct. 2, 2025
Short-term borrowings	₩ 50,000	0
Short-term borrowings from Shinhan Securities Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.62%
Maturity	Oct. 2, 2025
Short-term borrowings	₩ 50,000	₩ 0